Schedule of Investments
November 30, 2023 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.83%

Beverages - 2.62%
PepsiCo, Inc.	2,900	488,041

Bottled & Canned Soft Drinks & Carbonated Waters - 3.58%
Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	7,850	664,502

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 2.40%
Kraft Heinz Co.	12,700	445,897

Computer & Office Equipment - 4.99%
Cisco Systems, Inc.	9,300	449,934
International Business Machines Corp.	3,000	475,680

		925,614

Construction Machinery & Equipment - 3.28%
Caterpillar, Inc.	2,425	607,996

Crude Petroleum & Natural Gas - 1.65%
Devon Energy Corp.	6,800	305,796

Electric & Other Services Combined - 7.56%
Consolidated Edison, Inc.	4,905	441,990
Duke Energy Corp.	5,082	468,967
Exelon Corp.	12,700	489,077

		1,400,034

Electric Services - 7.78%
American Electric Power Co., Inc.	5,900	469,345
Entergy Corp.	4,800	486,768
Southern Co.	6,850	486,213

		1,442,326

Finance Services - 2.67%
Hercules Capital, Inc.	32,000	494,400

Gas & Other Services Combined- 1.42%
UGI Corp.	12,000	263,880

Guided Missiles & Space Vehicles & Parts - 3.08%
Lockheed Martin Corp.	1,275	570,907

Life Insurance - 2.72%
Manulife Financial Corp. (Canada)	25,700	503,463

National Commercial Banks - 5.92%
JPMorgan Chase & Co.	3,650	569,692
Regions Financial Corp.	31,600	527,088

		1,096,780

Natural Gas Transmission - 2.41%
Kinder Morgan, Inc.	25,400	446,278

Petroleum Refining- 4.82%
BP PLC. ADR	11,665	423,323
Chevron Corp.	3,270	469,572

		892,895

Pharmaceutical Preparations - 13.06%
AbbVie, Inc.	4,590	653,570
Bristol Myers Squibb Co.	6,970	344,179
Johnson & Johnson	2,500	386,650
Merck & Co., Inc.	6,415	657,409
Pfizer, Inc.	12,400	377,828

		2,419,636

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers- 2.25%
Dow, Inc.	8,050	416,588

Retail - Drug Stores and Proprietary Stores - 3.92%
CVS Health Corp.	6,400	434,880
Walgreens Boots Alliance, Inc.	14,600	291,124

		726,004

Semiconductors & Related Devices - 4.55%
Broadcom, Inc.	630	583,210
Texas Instruments, Inc.	1,700	259,607

		842,817

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 3.00%
Procter & Gamble Co.	3,620	555,742

State Commercial Banks - 1.77%
Citizens Financial Group, Inc.	12,000	327,240

Telephone Communications (No Radio Telephone) - 2.88%
Verizon Communications, Inc.	13,900	532,787

Trucking & Courier Services - 2.50%
United Parcel Service, Inc. Class B	3,050	462,411

Total Common Stock	(Cost $ 14,209,883)	16,832,034

Real Estate Investment Trusts - 7.55%

Crown Castle International Corp.	3,200	375,296
Iron Mountain, Inc.	10,000	641,500
Net Lease Office Properties	402	6,578
W. P. Carey, Inc.	6,035	375,618

Total Real Estate Investment Trusts	(Cost $ 1,018,228)	1,398,992

Money Market Registered Investment Companies - 1.15%
Federated Treasury Obligation Fund - Institutional Shares - 5.23% (3)	213,461	213,461

Total Money Market Registered Investment Companies	(Cost $ 213,461)	213,461

Total Investments - 99.53%	(Cost $ 15,441,572)	18,444,487

Other Assets less Liabilities - .47%		86,700

Total Net Assets - 100.00%		18,531,187

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$18,444,487	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,444,487	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2023